Consolidated Statements Of Changes In Partners' Capital (USD $) In Thousands		Common [Member]	Subordinated Unitholders [Member]	Class C Unitholders [Member]	General Partner [Member]	Total
Partners' capital at Dec. 31, 2009		$ 281,239	$ 3,040		$ 558	$ 284,837
Issuance of units, net of offering costs		11,054				11,054
Conversion of subordinated note payable		57,736				57,736
Conversion of subordinated units		(5,879)	5,879
Net income		22,614	9,732		2,526	34,872
Equity-based compensation		5,522				5,522
Taxes paid for equity-based compensation vesting		(5,293)				(5,293)
Distributions to partners		(28,648)	(18,651)		(2,400)	(49,699)
Distribution to Quicksilver		(80,276)				(80,276)
Partners' capital at Dec. 31, 2010		258,069			684	258,753
Issuance of units, net of offering costs		53,550		152,671		206,221
Contributions from partners					8,741	8,741
Net income		32,553		4,715	7,735	45,003
Equity-based compensation		916				916
Distributions to partners		(58,143)			(5,868)	(64,011)
Partners' capital at Dec. 31, 2011		286,945		157,386	11,292	455,623
Issuance of units, net of offering costs		217,483				217,483
Contributions from partners					249,680	249,680
Net income	[1]	14,149		2,522	22,218	38,889
Equity-based compensation		1,877				1,877
Taxes paid for equity-based compensation vesting		(406)				(406)
Distributions to partners	[1]	(77,700)			(25,837)	(103,537)
Partners' capital at Dec. 31, 2012	[1]	$ 442,348		$ 159,908	$ 257,353	$ 859,609

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.